Related Party Transaction	12 Months Ended
May 31, 2020
Related Party Transactions [Abstract]
Related Party Transaction

Note 9: Related party transaction

(a) Related party list

Names of related parties	Relationship with the Company
New Charles Technology Group Limited	Company controlled by the director
Lixin Cai	Director
Cuiyao Luo	Director

The Company had the following related party balances and transactions as of and for the year ended May 31, 2020 and as of and 2019. All related parties are controlled by either the founder or the directors of the Company and are providing professional services for the Company to facilitate its operation of the Company. These advanced balances are short-term in nature, bearing no interest, and due on demand.

Amounts due from related parties	As of
	May 31, 2020	May 31, 2019
Lixin Cai	115,868	-
New Charles Technology Group Limited	51,458	-

Total	$167,326	$-

For the years ended May 31, 2020, the amount $115,868 loan to the director “Lixin Cai”, The amount due is unsecured, interest free and has no fixed repayment term. As the reporting date, the amount due from the director is Nil.

Amounts due to related parties	As of
	May 31, 2020	May 31, 2019
Cuiyao Luo	26,302	12,781
Total	$26,302	$12,781

For the years ended May 31, 2020 and 2019, Cuoyao Luo advanced $26,302 and $12,781 to the company as working capital and to pay administrative expenses, which is unsecured, interest-free with no fixed payment term, for working capital purpose.